Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses carryforwards	$ 224,340	$ 2,007,724
Impairment of inventories	1,004,394	214,619
Operating lease liabilities	118	458
Total deferred tax assets, gross	1,228,852	2,222,801
Deferred tax liabilities
Operating lease right-of-use assets	(1,011)	(1,334)
Total deferred tax assets, net of deferred tax liabilities	$ 1,227,841	$ 2,221,467